Share Capital - Disclosure of Number and Weighted Average Exercise Prices of Share Options (Detail)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Shares issuable on exercise of options, Outstanding | shares	2,776,302	2,635,747
Shares issuable on exercise of options, Granted | shares	359,210	543,052
Shares issuable on exercise of options, Exercised | shares	(240,895)	(158,520)
Shares issuable on exercise of options, Expired/forfeited | shares	(219,504)	(243,977)
Shares issuable on exercise of options, Outstanding | shares	2,675,113	2,776,302
Weighted average exercise price, Outstanding | $ / shares	$ 6.35	$ 7.00
Weighted average exercise price, Granted | $ / shares	5.30	5.45
Weighted average exercise price, Exercised | $ / shares	2.85	3.10
Weighted average exercise price, Expired/forfeited | $ / shares	10.97	10.70
Weighted average exercise price, Outstanding | $ / shares	$ 5.99	$ 6.35